SUBSIDIARY PUBLIC ISSUERS (Details - Income Statement) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of subsidiaries [line items]
Revenues	$ 735	$ 683	$ 1,528	$ 1,360
Net (loss) income	45	85	125	112
Brookfield Renewable
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net (loss) income	9	28	23	43
BRP Equity
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net (loss) income	3	1	7	1
Finco
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net (loss) income	0	0	0	0
Holding Entities
Disclosure of subsidiaries [line items]
Revenues	1	0	1	0
Net (loss) income	19	(52)	10	(89)
Other Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	734	683	1,527	1,360
Net (loss) income	227	269	439	370
Consolidating adjustments
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net (loss) income	$ (213)	$ (161)	$ (354)	$ (213)